Businesses Held for Sale and Discontinued Operations (Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operations
Total revenues and other income (loss)									$ 23,003	$ 31,136	$ 32,987
Earnings (loss) from discontinued operations before income taxes, attributable to the company									887	6,615	6,558
Benefit (provision) for income taxes									(791)	(776)	699
Income (Loss) from Discontinued Operations, Net of Taxes									96	5,839	7,257
Total
Gain (loss) on disposal before income taxes									(6,612)	14	(2,027)
Benefit (provision) for income taxes									(979)	1	246
Gain (loss) on disposal, net of taxes									(7,591)	15	(1,781)
Earnings (loss) from discontinued operations, net of taxes	$ 3,758	$ 629	$ (2,947)	$ (8,936)	$ 1,649	$ 1,378	$ 1,367	$ 1,461	(7,495)	5,855	5,475
Assets
Cash and cash equivalents	20,395				20,991				20,395	20,991
Financing receivables - net	3,205				213,514				3,205	213,514
Assets of discontinued operations	120,951				323,529				120,951	323,529
Liabilities
Liabilities of discontinued operations	46,487				128,233				46,487	128,233
Additional information abstract
Other Liabilities	22,558				16,511				22,558	16,511
GE Capital Exit Plan
Total
Earnings (loss) from discontinued operations, net of taxes									14,343
Transitional Service Agreements [Member]
Additional information abstract
Other Commitment	1,543								1,543
Other Liabilities	62								62
Credit support amount	736								736
Discontinued operations
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company									(6,038)	6,472	4,495
Total
Earnings (loss) from discontinued operations, net of taxes									(7,495)	5,855	$ 5,475
Assets
Cash and cash equivalents	20,395				20,991				20,395	20,991
Investment securities	8,478				13,349				8,478	13,349
Financing receivables - net	3,205				213,514				3,205	213,514
Other receivables	1,221				2,896				1,221	2,896
Property, plant and equipment - net	7,537				18,354				7,537	18,354
Goodwill	7,764				23,452				7,764	23,452
Intangible Assets - Net	80				987				80	987
Deferred income taxes	2,447				3,530				2,447	3,530
Financing receivables held for sale	69,847				3,475				69,847	3,475
Valuation allowance on disposal group	(6,374)				0				(6,374)	0
Other	6,350				22,980				6,350	22,980
Assets of discontinued operations	120,951				323,529				120,951	323,529
Liabilities
Short-term borrowings	739				3,780				739	3,780
Accounts payable	2,870				4,280				2,870	4,280
Non-recourse borrowings	3,994				25,536				3,994	25,536
Bank deposits	25,613				62,839				25,613	62,839
Long-term borrowings	730				13,767				730	13,767
All other liabilities	11,053				11,046				11,053	11,046
Deferred income taxes	1,437				6,810				1,437	6,810
Other	52				174				52	174
Liabilities of discontinued operations	$ 46,487				$ 128,233				$ 46,487	$ 128,233